As filed with the Securities and Exchange Commission on  March 2, 2001
                    Registration Nos. 333-19497 and 811-08009

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
     Pre-Effective Amendment                                     [_]
     Post-Effective Amendment No. 10                              [X]

               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
     Amendment No. 11                                            [X]

                           PBHG INSURANCE SERIES FUND
        (Exact name of registrant as specified in Declaration of Trust)

               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 647-4100

                                Harold J. Baxter
               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)

                                   Copies to:

    William H. Rheiner, Esq.         and to             John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
1735 Market Street, 51st Floor                     1400 Liberty Ridge Drive
  Philadelphia, PA 19103-7599                           Wayne, PA 19087
        (215) 864-8600                                  (610) 341-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box) |_| immediately upon filing pursuant to paragraph (b)
|_| on _____________________ pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
|x| on May 1, 2001 pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

Pursuant to Rule 414 under the Securities Act of 1933, PBHG Insurance Series Fund, as successor issuer of PBHG Insurance Series Fund, Inc., is filing this amendment to the registration statement of PBHG Insurance Series Fund, Inc. and expressly adopts the registration statement of PBHG Insurance Fund, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940

[PBHG LOGO OMITTED] PBHG

INSURANCE SERIES FUND
PROSPECTUS MAY 1, 2001

o  PBHG GROWTH II PORTFOLIO
o  PBHG LARGE CAP GROWTH PORTFOLIO
o  PBHG SELECT VALUE PORTFOLIO
o  PBHG MID-CAP VALUE PORTFOLIO
o  PBHG SMALL CAP VALUE PORTFOLIO
o  PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
o  PBHG SELECT 20 PORTFOLIO
o  PBHG SMALL CAP GROWTH PORTFOLIO


As with all mutual funds, the Securities & Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").


Each Portfolio has its own investment goal and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.


Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly-owned subsidiary of Pilgrim Baxter, is the sub-adviser for the Small Cap Value, Mid-Cap Value and Select Value Portfolios. Pilgrim Baxter and Value Investors invest Portfolio assets in a way that they believe will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.


This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.


CONTENTS
PORTFOLIO SUMMARIES
                                     PBHG Growth II Portfolio
                                     PBHG Large Cap Growth Portfolio
                                     PBHG Select Value Portfolio
                                     PBHG Mid-Cap Value Portfolio
                                     PBHG Small Cap Value Portfolio
                                     PBHG Technology & Communications Portfolio
                                     PBHG Select 20 Portfolio
                                     PBHG Small Cap Growth Portfolio
MORE ABOUT THE PORTFOLIOS
THE INVESTMENT ADVISER AND SUB-ADVISER
YOUR INVESTMENT
                                     Pricing Portfolio Shares
                                     Buying and Selling Portfolio Shares
                                     Distributions and Taxes
                                     Potential Conflicts of Interest
FINANCIAL
HIGHLIGHTS

PBHG GROWTH II PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:


Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues between $500 million and $10 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


MAIN INVESTMENT RISKS:


The value of your investment in the Portfolio will go up and down, which means you could lose money.


The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.


The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page 00.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell Midcap(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of the 800 smallest stocks in the Russell 1000(R) Index with greater-than-average growth orientation. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Growth II Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.


[bar chart omitted]

Calendar Year Total Returns

       -----------------------------------------------------------
       2000               1999                1998
       -----------------------------------------------------------
                          98.19%              8.19%
       -----------------------------------------------------------


                   Best Quarter
          ___Quarter   %

                   Worst Quarter
          ___Quarter   %

Average Annual Total Returns as of 12/31/00

--------------------------------------------------------------------------------
                                   Past 1 Year           Since Inception
                                                         (4/30/97)
--------------------------------------------------------------------------------
Growth II Portfolio
--------------------------------------------------------------------------------
Russell Midcap(R) Growth Index
--------------------------------------------------------------------------------

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE

         SHAREHOLDER TRANSACTION FEES
         (Fees paid directly from your investment)
--------------------------------------------------------------------------------
         Maximum Sales Charge (Load)
                  Imposed on Purchases . . . . . . . . . . . . . . . . None
                  Maximum Deferred Sales Charge (Load) . . . . . . . . None
         Maximum Sales Charge (Load)
                  Imposed on Reinvested
                  Dividends (and Other Distributions) . . . . . . . . .None
         Redemption Fee . . . . . . . . . . . . . . . . . . . . . . . .None
         Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . .  None

         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
         Management Fees . . . . . . . . . . . . . . . . . . . . . . . 0.85%
         Distribution and/or Services (12b-1) Fees . . . . . . . . .   None
         Other Expenses . . . . . . . . . . . . . . . . . . . . . . .  0.00%
         Total Annual Fund Operating Expenses . . . . . . . . . .      0.00%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 2000, the Board elected to reimburse $00,000 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $000 million.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example the costs would be higher.

        -----------------------------------------------------------
                                         Your Cost
        -----------------------------------------------------------
        1 Year
        -----------------------------------------------------------
        3 Years
        -----------------------------------------------------------
        5 Years
        -----------------------------------------------------------
        10 Years
        -----------------------------------------------------------

PBHG LARGE CAP GROWTH PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.


Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page 00.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Large Cap Growth Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.


[bar chart]

Calendar Year Total Returns

      ------------------------------------------------------------------
      2000                 1999                  1998
      ------------------------------------------------------------------
                           65.22%                30.63%
      ------------------------------------------------------------------


                    BEST QUARTER
         ___Quarter    %
                    WORST QUARTER
         ___Quarter    %


Average Annual Total Returns as of 12/31/00

--------------------------------------------------------------------------------
                                  Past 1 Year            Since Inception
                                                         (4/30/97)
--------------------------------------------------------------------------------
Large Cap Growth Portfolio
--------------------------------------------------------------------------------
S&P 500(R) Index
--------------------------------------------------------------------------------

FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.


FEES AND EXPENSES TABLE
         SHAREHOLDER TRANSACTION FEES
         (Fees paid directly from your investment)
--------------------------------------------------------------------
         Maximum Sales Charge (Load)
                  Imposed on Purchases . . . . . . . . . . . .  None
         Maximum Deferred Sales Charge (Load)  . . . . . . . . .None
         Maximum Sales Charge (Load)
                  Imposed on Reinvested
                  Dividends and Other Distributions . . . . . . None
         Redemption Fee . . . . . . . . . . . . . . . . . . . . None
         Exchange Fee . . . . . . . . . . . . . . . . . . . . . None

         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------
         Management Fees . . . . . . . . . . . . . . . . . . . .0.75%
         Distribution and/or Services (12b-1) Fees . . . . . . .None
         Other Expenses . . . . . . . . . . . . . . . . . . . . 0.00%
         Total Annual Fund Operating Expenses . . . . . .. . . .0.00%
         Less: Fee Waiver (and/or Expense Reimbursement). . ..  0.00%
         Net Expenses . . . . . . . . . . . . . . . . . . . . . 0.00%*

* This is the actual total fund operating expense you should expect to pay as an investor in this Portfolio for the fiscal year ended December 31, 2001. That's because for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.10%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.10%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one-year period and total annual fund operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example the costs would be higher.

        -----------------------------------------------------------
                                         Your Cost
        -----------------------------------------------------------
        1 Year
        -----------------------------------------------------------
        3 Years
        -----------------------------------------------------------
        5 Years
        -----------------------------------------------------------
        10 Years
        -----------------------------------------------------------

PBHG SELECT VALUE PORTFOLIO


GOAL:


The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective.


MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations greater than $1 billion. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.


MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The Portfolio invests in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than fund that does not invest in a limited number of stocks.


The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.


Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.


Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page 00.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.


[BAR CHART OMITTED]

Calendar Year Total Returns

           -------------------------------------------------------------
           2000                 1999                1998
           -------------------------------------------------------------
                                8.89%               37.96%
           -------------------------------------------------------------


                    BEST QUARTER
         ___Quarter    %
                    WORST QUARTER
         ___Quarter    %


Average Annual Total Returns as of 12/31/00

--------------------------------------------------------------------------------
                               Past 1 Year            Since Inception
                                                      (10/28/97)
--------------------------------------------------------------------------------
Select Value Portfolio
--------------------------------------------------------------------------------
S&P 500(R) Index
--------------------------------------------------------------------------------

Prior to May 1, 2000, the Portfolio was named the PBHG Large Cap Value Portfolio and was not limited in the number of stocks it could hold. Therefore, the Portfolio's performance prior to May 1, 2000 may not be indicative of how it will perform in the future.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.


FEES AND EXPENSES TABLE
         SHAREHOLDER TRANSACTION FEES
         (Fees paid directly from your investment)
---------------------------------------------------------------------
         Maximum Sales Charge (Load)
                  Imposed on Purchases . . . . . . . . . . . . . .None
         Maximum Deferred Sales Charge (Load). . . . . . . . . . .None
         Maximum Sales Charge (Load)
                  Imposed on Reinvested
                  Dividends and Other Distributions . . . . . . . None
         Redemption Fee . . . . . . . . . . . . . . . . . . . . . None
         Exchange Fee . . . . . . . . . . . . . . . . . . . . . . None

         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from portfolio assets)
---------------------------------------------------------------------
         Management Fees . . . . . . . . . . . . . . . . . . . . .0.65%
         Distribution and/or Services (12b-1) Fees . . . . . . .  None
         Other Expenses . . . . . . . . . . . . . . . . . . . . . 0.00%
         Total Annual Fund Operating Expenses . . . . . . . . . . 0.00%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.00%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.00%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:


This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example the costs would be higher.


        -----------------------------------------------------------
                                         Your Cost
        -----------------------------------------------------------
        1 Year
        -----------------------------------------------------------
        3 Years
        -----------------------------------------------------------
        5 Years
        -----------------------------------------------------------
        10 Years
        -----------------------------------------------------------

PBHG MID-CAP VALUE PORTFOLIO



GOAL:

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P MidCap(R) 400 Index. Currently, the companies in the S&P MidCap 400 Index have market capitalizations between $200 million and $5 billion. The value securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Portfolio's sector weightings are generally within 10% of the S&P MidCap 400's sector weightings. In addition, the Portfolio generally has a lower price-to-earnings ratio than the S&P MidCap 400 Index.


MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.


The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.


The Portfolio emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.


Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.



For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page 00.

PERFORMANCE INFORMATION:

The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the S&P MidCap(R) 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P Barra MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[BAR CHART OMITTED]


Calendar Year Total Returns

           ------------------------------------------
           2000                    1999
           ------------------------------------------
                                   25.66%
           ------------------------------------------


                    BEST QUARTER
         ___Quarter   %
                    WORST QUARTER
         ___Quarter   %


Average Annual Total Returns as of 12/31/00

--------------------------------------------------------------------------------
                                  Past 1 Year          Since Inception
                                                       (11/30/98)
--------------------------------------------------------------------------------
Mid-Cap Value Portfolio
--------------------------------------------------------------------------------
S&P MidCap(R) 400 Index
--------------------------------------------------------------------------------
S&P BARRA MidCap Value Index
--------------------------------------------------------------------------------

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
         SHAREHOLDER TRANSACTION FEES
         (Fees paid directly from your investment)
----------------------------------------------------------------------
         Maximum Sales Charge (Load)
                  Imposed on Purchases . . . . . . . . . . . . . .None
         Maximum Deferred Sales Charge (Load) . . . . . . . . . . None
         Maximum Sales Charge (Load)
                  Imposed on Reinvested
                  Dividends and Other Distributions   . . . . . . None
         Redemption Fee . . . . . . . . . . . . . . . . . . . . . None
         Exchange Fee . . . . . . . . . . . . . . . . . . . . . . None

         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from portfolio assets)
----------------------------------------------------------------------
         Management Fees . . . . . . . . . . . . . . . . . . . . .0.85%
         Distribution and/or Services (12b-1) Fees . . . . . . . .None
         Other Expenses . . . . . . . . . . . . . . . . . . . . . 0.00%
         Total Annual Fund Operating Expenses . . . . . . . . . . 0.00%
         Less:  Fee Waiver (and/or Expense Reimbursement). . . .  0.00%
         Net Expenses . . . . . . . . . . . . . . . . . . . . . . 0.00%*

* This is the actual total fund operating expense you should expect to pay as an investor in this Portfolio for the fiscal year ended December 31, 2001. That's because for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one-year period and total annual fund operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example the costs would be higher.

        -----------------------------------------------------------
                                         Your Cost
        -----------------------------------------------------------
        1 Year
        -----------------------------------------------------------
        3 Years
        -----------------------------------------------------------
        5 Years
        -----------------------------------------------------------
        10 Years
        -----------------------------------------------------------

PBHG SMALL CAP VALUE PORTFOLIO


GOAL:

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000 Index. Currently, the companies in the Russell 2000 have market capitalizations between $100 million and $1.5 billion. The value securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000 Index.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.


The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price.


Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.


Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.



For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page 00.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks, and the Russell 2000(R) Value Index, a widely-recognized, unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to-book ratios and forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[BAR CHART OMITTED]

Calendar Year Total Returns

        -------------------------------------------------------
        2000                1999              1998
        -------------------------------------------------------
                            15.92%            10.94%
        -------------------------------------------------------

                    BEST QUARTER
         ____Quarter   %
                    WORST QUARTER
         ____Quarter   %


Average Annual Total Returns as of 12/31/00

--------------------------------------------------------------------------------
                                   Past 1 Year           Since Inception
                                                         (10/28/97)
--------------------------------------------------------------------------------
Small Cap Value Portfolio
--------------------------------------------------------------------------------
Russell 2000(R) Index
--------------------------------------------------------------------------------
Russell 2000(R) Value Index
--------------------------------------------------------------------------------

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.


FEES AND EXPENSES TABLE
         SHAREHOLDER TRANSACTION FEES
         (Fees paid directly from your investment)
-------------------------------------------------------------------------
         Maximum Sales Charge (Load)
                  Imposed on Purchases . . .  . . . . . . . . . . .  None
         Maximum Deferred Sales Charge (Load) . . . . . . . . . .    None
         Maximum Sales Charge (Load)
                  Imposed on Reinvested
                  Dividends and Other Distributions . . . . . . . . .None
         Redemption Fee . . . . . . . . . . . . . . . . . . . . . .  None
         Exchange Fee . . . . . . . . . . . . . . . . . . . . . . .  None

         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)
-------------------------------------------------------------------------
         Management Fees . . . . . . . . . . . . . . . . . . . . . . 1.00%
         Distribution and/or Services (12b-1) Fees . . . . . . . . . None
         Other Expenses . . . . . . . . . . . . . . . . . . . . . . .0.00%
         Total Annual Fund Operating Expenses . . . . . . . . . . .  0.00%
         Less:  Fee Waiver (and/or Expense Reimbursement) . . . . .  0.00%
         Net Expenses . . . . . . . . . . . . . . . . . . . . . . .  0.00%*

* This is the actual total fund operating expense you should expect to pay as an investor in this Portfolio for the fiscal year ended December 31, 2001. That's because for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes five assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one-year period and total annual fund operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example the costs would be higher.

        -----------------------------------------------------------
                                         Your Cost
        -----------------------------------------------------------
        1 Year
        -----------------------------------------------------------
        3 Years
        -----------------------------------------------------------
        5 Years
        -----------------------------------------------------------
        10 Years
        -----------------------------------------------------------

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO


GOAL:

The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio's goal.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within these sectors. Currently, the primary industries making up this group include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Portfolio is concentrated which means, as compared to a fund that does not concentrate its investments, it invests a higher percentage of its assets in the group of industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments. The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.


Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page 00.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Technology & Communications Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.


[BAR CHART OMITTED]

Calendar Year Total Returns

          -----------------------------------------------------------
          2000                1999               1998
          -----------------------------------------------------------
                              234.38%            32.20%
          -----------------------------------------------------------

                    BEST QUARTER
         ____Quarter   %
                    WORST QUARTER
         ____Quarter   %


Average Annual Total Returns as of 12/31/00

--------------------------------------------------------------------------------
                                    Past 1 Year          Since Inception
                                                         (4/30/97)
--------------------------------------------------------------------------------
PBHG Technology & Communications
Portfolio
--------------------------------------------------------------------------------
Soundview Technology Index
--------------------------------------------------------------------------------


Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.


FEES AND EXPENSES TABLE
         SHAREHOLDER TRANSACTION FEES
         (Fees paid directly from your investment)
-----------------------------------------------------------------------
         Maximum Sales Charge (Load)
                  Imposed on Purchases . . . . . . . . . . . . . . None
         Maximum Deferred Sales Charge (Load) . . . . . . . . . .  None
         Maximum Sales Charge (Load)
                  Imposed on Reinvested
         Dividends and Other Distributions . . . . . . . . . . . . None
         Redemption Fee . . . . . . . . . . . . . . . . . . . . . .None
         Exchange Fee . . . . . . . . . . . . . . . . . . . . . . .None

         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)
-----------------------------------------------------------------------
         Management Fees . . . . . . . . . . . . . . . . . . . . . 0.85%
         Distribution and/or Services (12b-1) Fees . . . . . . . . None
         Other Expenses . . . . . . . . . . . . . . . . . . . . . .0.00%
         Total Annual Fund Operating Expenses . . . . . . . . . .  0.00%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 2000, the Board elected to reimburse $00,000 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $000 million.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example the costs would be higher.

        -----------------------------------------------------------
                                         Your Cost
        -----------------------------------------------------------
        1 Year
        -----------------------------------------------------------
        3 Years
        -----------------------------------------------------------
        5 Years
        -----------------------------------------------------------
        10 Years
        -----------------------------------------------------------

PBHG SELECT 20 PORTFOLIO


GOAL:

The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Portfolio's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.


Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page 00.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Select 20 Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.


[BAR CHART OMITTED]

Calendar Year Total Retrurns

--------------------------------------------------------------------------------
2000                        1999                      1998
--------------------------------------------------------------------------------
                            100.61%                   62.52%
--------------------------------------------------------------------------------


                     BEST QUARTER
         ___Quarter     %
                    WORST QUARTER
         ___Quarter     %


Average Annual Total Returns as of 12/31/00

--------------------------------------------------------------------------------
                             Past 1 Year             Since Inception
                                                     (9/25/97)
--------------------------------------------------------------------------------
Select 20 Portfolio
--------------------------------------------------------------------------------
S&P 500(R) Index
--------------------------------------------------------------------------------

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.


FEES AND EXPENSES TABLE
         SHAREHOLDER TRANSACTION FEES
         (Fees paid directly from your investment)
------------------------------------------------------------------------
         Maximum Sales Charge (Load)
                  Imposed on Purchases . . . . . . . . . . . . . . None
         Maximum Deferred Sales Charge (Load) . . . . . . . . . .  None
         Maximum Sales Charge (Load)
                  Imposed on Reinvested
         Dividends and Other Distributions . . . . . . . . . . . . None
         Redemption Fee . . . . . . . . . . . . . . . . . . . . . .None
         Exchange Fee . . . . . . . . . . . . . . . . . . . . . . .None

ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from portfolio assets)
-----------------------------------------------------------------------
Management Fees . . . . . . . . . . . . . . . . . . . . . . . . . .0.85%
Distribution and/or Services(12b-1) Fees . . . . . . . . . . . .   None
Other Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . 0.00%
Total Annual Fund Operating Expenses . . . . . . . . . . . . .     0.00%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. However, you should know that for the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 2000, the Board elected to reimburse $00,000 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $000 million.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these charges or expenses were reflected in the example the costs would be higher.

        -----------------------------------------------------------
                                         Your Cost
        -----------------------------------------------------------
        1 Year
        -----------------------------------------------------------
        3 Years
        -----------------------------------------------------------
        5 Years
        -----------------------------------------------------------
        10 Years
        -----------------------------------------------------------

PBHG SMALL CAP GROWTH PORTFOLIO

Goal:

The Portfolio seeks to provide investors with capital appreciation.

Main Investment Strategies:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues under $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Main Investment Risks:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page
__.

Performance Information:

Performance information for the Portfolio will be presented once the Portfolio has completed investment operations for a full calendar year.

Fees and Expenses:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.


Fees and Expenses Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load)
         Imposed on Purchases ...........................  None
Maximum Deferred Sales Charge (Load) ....................  None
Maximum Sales Charge (Load)
         Imposed on Reinvested
         Dividends (and Other Distributions) ............  None
Redemption Fee ..........................................  None
Exchange Fee ............................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio assets)
Management Fees .........................................  0.85%
Distribution and/or Services (12b-1) Fees ...............  None
Other Expenses ..........................................  0.46%*
Total Annual Fund Operating Expenses ....................  1.31%
Fee Waiver (and/or Expense Reimbursement) ...............  0.11%
Net Expenses ............................................  1.20%**

* Since the Portfolio was not operating as of the close of the fiscal year ended December 31, 2000, "Other Expenses" is based on estimated amounts the Portfolio expects to pay during the current fiscal year.

**These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years.

Example:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one-year period and total annual fund operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example the costs would be higher.


                  ----------------------------------------------
                                          Your Cost
                  ----------------------------------------------
                  1 Year                  $122
                  ----------------------------------------------
                  3 Years                 $404
                  ----------------------------------------------

MORE ABOUT THE PORTFOLIOS


Risks & Returns:

This section takes a closer look at the investment strategies that make up each Portfolio's risk and reward characteristics.

In addition to the main investment strategies described in the Portfolio Summaries section of this Prospectus, each Portfolio may use other investment strategies. These investment strategies, the Portfolios' main investment strategies and their risk/return characteristics are described in the table set forth below. From time to time, a Portfolio may make pursue investment strategies described in the Statement of Additional Information and not in this Prospectus. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term instruments: for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing; to earn a return on uninvested assets or to meet redemptions. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities, like stocks. In addition, these investments can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

Securities:

Shares representing ownership in a corporation or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

Potential Risks:

o Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

Potential Returns:

o Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

Policies to Balance Risks & Returns:

o Pilgrim Baxter and Value Investors maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations.

o Under normal circumstances, each Portfolio intends to remain fully invested, with at least 65% of its total assets in securities.

o Pilgrim Baxter and Value Investors focus their active management on securities selection, the area they believe their commitment to fundamental research can most enhance a Portfolio's performance.

Growth Securities:

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

Potential Risks:

o    See Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.


o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.


Potential Returns:

o    See Securities.

o    Growth securities may appreciate faster than non-growth securities.

Policies to Balance Risks & Returns:

o    See Securities.

o In managing a Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.


Value Securities:

Securities that Value Investors believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.


Potential Risks:

o    See Securities.

o Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

o The value securities in the Portfolio may never reach what Value Investors believes are their full value and may even go down in price.

Potential Returns:

o    See Securities.

o Value securities may produce significant capital appreciation as the market recognizes their full value.

Policies to Balance Risks & Returns:

o    See Securities.

o In managing a Portfolio, Value Investors uses its own research, computer models and measures of value.

o Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

Small and Medium Sized Company Securities:

Potential Risks:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

Potential Returns:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

Policies to Balance Risks & Returns:

o    See Securities/Growth Securities/Value Securities.

o Pilgrim Baxter and Value Investors focus on small and medium sized companies with strong balance sheets that they expect to exceed consensus earnings expectations.

Technology or Communications Company Securities:

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

Potential Risks:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

Potential Returns:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology related developments.

Policies to Balance Risk & Returns:

o With the exception of the Technology & Communications Portfolio, each Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

o Although the Technology & Communications Portfolio will invest 25% or more of its total assets in one or more of the industries within the technology and communications sectors, the Portfolio seeks to strike a balance among the industries in which it invests in an effort to lessen the impact of negative developments in the technology and communications sectors.


OTC Securities:

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.


Potential Risks:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

Potential Returns:

o    Increases the number of potential investments for a Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Policies to Balance Risks & Returns:

o Pilgrim Baxter and Value Investors use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.

Foreign Equity Securities:

Equity securities of foreign issuers, including ADRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation . An ADR is bought and sold in the same manner as U.S. securities.

Potential Risks:

o Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolios.

Potential Returns:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

Policies to Balance Risks & Returns:

o Each Portfolio limits the amount of total assets it invests in foreign securities to 15%.

Illiquid Securities:

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

Potential Risks:

o    A Portfolio may have difficulty valuing these securities precisely.

o A Portfolio may be unable to sell these securities at the time or price it desires.

Potential Returns:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

Policies to Balance Risks & Returns:

o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

THE INVESTMENT ADVISER AND SUB-ADVISER


THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $00 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth II, Large Cap Growth, Technology & Communications, Select 20 and Small Cap Growth Portfolios and oversees the investment decisions made by Value Investors as sub-adviser for the Small Cap Value, Mid-Cap Value and Select Value Portfolios. The Portfolios' Board of Trustees supervises Pilgrim Baxter and Value Investors and establishes policies that Pilgrim Baxter and Value Investors must follow in their day-to-day management activities.

--------------------------------------------------------------------------------
Investment Process

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.
--------------------------------------------------------------------------------

THE SUB-ADVISER:

Pilgrim Baxter Value Investors, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is a wholly-owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors currently manages $000 million for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies.

Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value, Mid-Cap Value and Select Value Portfolios, Value Investors first creates a universe of more than 8,000 companies whose current share prices seem lower than their current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.


Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.


For the fiscal year ended December 31, 2000, Pilgrim Baxter waived a portion of its fee for the _________ Portfolios so that the effective management fee paid by each of the following Portfolios was as follows:

   -----------------------------------------------------------
   PBHG Growth II  Portfolio
   -----------------------------------------------------------
   PBHG Large Cap Growth Portfolio
   -----------------------------------------------------------
   PBHG Select Value Portfolio
   -----------------------------------------------------------
   PBHG Mid-Cap Value Portfolio
   -----------------------------------------------------------
   PBHG Small Cap Value Portfolio
   -----------------------------------------------------------
   PBHG Technology & Communications Portfolio
   -----------------------------------------------------------
   PBHG Select 20 Portfolio
   -----------------------------------------------------------
   PBHG Small Cap Growth Portfolio                        *
   -----------------------------------------------------------

* The Small Cap Growth Portfolio did not begin investment operations until _____, 2001. As investment adviser to the Small Cap Growth Portfolio, Pilgrim Baxter is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.85% of the Portfolio's average daily net assets.

As sub-adviser to the Small Cap Value, Mid-Cap Value and Select Value Portfolios, Value Investors is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each of these Portfolios.

PORTFOLIO MANAGERS

LARGE CAP GROWTH PORTFOLIO/SELECT 20 PORTFOLIO

Michael S. Sutton, CFA, has managed the PBHG Large Cap Growth and Select 20 Portfolios since November, 1999. Mr. Sutton joined Pilgrim Baxter in October 1999, from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of mid-to large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.

SELECT VALUE PORTFOLIO

Raymond J. McCaffrey, CFA, has managed the PBHG Select Value Portfolio since June, 1999. He joined Value Investors as a portfolio manager and analyst in 1997. Prior to joining Value Investors, Mr. McCaffrey worked for two years as a portfolio manager and analyst at Pitcairn Trust Company. His 11 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

SMALL CAP VALUE PORTFOLIO/MID-CAP VALUE PORTFOLIO

Jerome J. Heppelmann, CFA, has managed the PBHG Small Cap Value and Mid-Cap Value Portfolios since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Value Investors Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

GROWTH II PORTFOLIO/TECHNOLOGY & COMMUNICATIONS PORTFOLIO:

Jeffrey Wrona, CFA, has managed the Growth II Portfolio since January, 1998. He has managed the Technology & Communications Portfolio since May, 1998. Mr. Wrona joined Pilgrim Baxter in 1997 after seven years as a senior portfolio manager with Munder Capital Management and today manages several other funds at Pilgrim Baxter.

SMALL CAP GROWTH PORTFOLIO

Peter J. Niedland, CFA, has managed the PBHG Small Cap Growth Portfolio since its inception. Mr. Neiland joined Pilgrim Baxter's Growth
Equity Investment team in 1993.

YOUR INVESTMENT

Pricing Portfolio Shares:


The price of a Portfolio's shares is based on that Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.


Buying & Selling Portfolio Shares:


You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.


The Participating Insurance Company may buy Portfolio shares at NAV for you any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.


The Participating Insurance Company may sell Portfolio shares at NAV for you any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.



Distributions and Taxes:


Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Potential Conflicts of Interest:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Trustees monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.

                             Comparative Performance

The PBHG Small Cap Growth Portfolio is newly organized and does not have its own performance record. However, the Portfolio has the same investment objective and follows substantially the same investment strategies and has substantially the same investment policies as the Variable Investors Series Trust Small Cap Growth Portfolio (the "VIST Small Cap Growth Portfolio). Both the PBHG Small Cap Growth Portfolio and the VIST Small Cap Growth Portfolio are series of mutual funds available through variable annuity contracts and variable life insurance policies offered by participating insurance companies. In addition, Pilgrim Baxter has been responsible for the day-to-day management of the VIST Small Cap Growth Portfolio since its inception.

Set forth below is the historical performance of the VIST Small Cap Growth Portfolio. Investors should not consider the performance data of the VIST Small Cap Growth Portfolio as an indication of the future performance of the Portfolio. This performance is presented to provide investors with additional information upon which to base their investment decision. Small cap growth performance can be volatile and should be evaluated over a multi-year period. The performance data shown below reflects the deduction of the historical fees and expenses paid by the VIST Small Cap Growth Portfolio and not those to be paid by the PBHG Small Cap Growth Portfolio. After giving effect to expense limitations described in each Portfolio's prospectus, the total annual operating expenses of PBHG Small Cap Growth Portfolio will not exceed 1.20%, during the fiscal year ending December 31, 2001, whereas the total annual operating expenses of the VIST Small Cap Growth Portfolio were 1.35 % as of December 31, 2000. The performance data also does not reflect the deduction of any insurance fees or charges that are imposed by the participating insurance company in connection with its sale of the variable annuity contracts and variable life insurance policies. Investors should refer to the separate account prospectus describing the variable annuity contracts and variable life insurance policies for information pertaining to these insurance fees and charges. The insurance separate account fees will have a detrimental effect on the performance of the both the PBHG Small Cap Growth Portfolio and the VIST Small Cap Growth Portfolio (together, the "Portfolios"). Additionally, although it is anticipated that the Portfolios will hold similar securities, their investment results are expected to differ, however, it is not anticipated that the differences, if any will have a material impact on performance. In particular, differences in asset size and cash flow resulting from purchases and redemptions of the Portfolios' shares will result in different security selections, differences in the relative weightings of securities and differences in the prices paid for particular portfolio holdings. In addition, investments may have been made for the

Portfolios' during varying market conditions. The performance data shown reflects the reinvestment of dividends and distributions and were calculated in the same manner that will be used by the PBHG Small Cap Growth Portfolio to calculate its own performance.


                  Average Annualized Total Returns as 12/31/00
                       for VIST Small Cap Growth Portfolio

                                                    Since Inception
                             1 Year      5 Year            (5/4/95)
                             --------------------------------------
                             (15.10%)    13.79%     17.42%



FINANCIAL HIGHLIGHTS


A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

Net                                                                                    Net                   Net
           Asset                    Realized and     Distributions   Distribution     Asset                 Assets      Ratio
           Value          Net        Unrealized        from Net         from          Value                  End     of Expenses
         Beginning     Investment  Gains or Losses    Investment       Capital         End        Total   of Period   to Average
         of Period   Income (Loss)  on Securities       Income         Gains        of Period     Return    (000)     Net Assets
PBHG GROWTH II PORTFOLIO
2000
1999(5)  $11.63        $(0.04)        $11.46               --            --          $23.05       98.19%   $178,602     1.20%
1998      10.75         (0.06)          0.94               --            --           11.63        8.19%     18,321     1.20%
1997(1)   10.00           --            0.75               --            --           10.75        7.50%**   10,236     1.20%*

PBHG LARGE CAP GROWTH PORTFOLIO
2000
1999     $15.44        $(0.05)        $10.12               --            --          $25.51       65.22%    $27,295     1.10%
1998      11.82         (0.02)          3.64               --            --          15.44        30.63%     12,598     1.10%
1997(1)   10.00           --            1.82               --            --          11.82        18.20%**    4,916     1.10%*

PBHG SELECT VALUE PORTFOLIO=
2000
1999     $14.27         $0.13          $1.13              --          $(0.34)       $15.19         8.89%    $39,972     0.95%
1998      10.43         (0.02)          3.98            $(0.04)        (0.08)        14.27        37.96%     22,286     1.00%
1997(2)   10.00          0.02           0.41              --             --          10.43         4.30%**    1,560     1.00%*

PBHG MID-CAP VALUE PORTFOLIO
2000
1999     $11.10         $0.02          $2.75              --          $(1.95)       $11.92        25.66%       $697     1.20%
1998(3)   10.00           --            1.10              --             --          11.10        11.00%**      555     1.20%*

PBHG SMALL CAP VALUE PORTFOLIO
2000
1999     $11.61        $(0.03)         $1.88              --             --         $13.46        15.93%    $43,484     1.20%
1998      10.48         (0.02)          1.16              --          $(0.01)        11.61        10.94%     44,040     1.20%
1997(2)   10.00          0.01           0.47              --             --          10.48         4.80%**    9,321     1.20%*

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
2000
1999(5)  $13.76        $(0.13)        $32.38              --             --         $46.01       234.38% $1,635,448     1.09%
1998      10.41         (0.04)          3.39              --             --          13.76        32.20%     32,493     1.20%
1997(1)   10.00           --            0.41              --             --          10.41         4.10%**    9,117     1.20%*

PBHG SELECT 20 PORTFOLIO
2000
1999     $16.30        $(0.08)        $16.48              --             --         $32.70       100.61%   $753,572     1.05%
1998      10.03         (0.01)          6.28              --             --          16.30        62.52%    317,926     1.20%
1997(4)   10.00           --            0.03              --             --          10.03         0.30%**    7,617     1.20%*

                            Ratio      Ratio of Net
                         of Expenses   Income (Loss)
         Ratio of Net    to Average     to Average
         Income (Loss)   Net Assets     Net Assets   Portfolio
          to Average     (Excluding     (Excluding    Turnover
          Net Assets      Waivers)       Waivers)       Rate
PBHG GROWTH II PORTFOLIO
2000
1999(5)    (0.38)%         1.20%         (0.38)%       236.82%
1998       (0.64)%         1.54%         (0.98)%       228.09%
1997(1)    (0.11)%*        4.38%*        (3.29)%*       44.57%**

PBHG LARGE CAP GROWTH PORTFOLIO
2000
1999       (0.41)%         1.17%         (0.48)%       157.04%
1998       (0.19)%         1.53%         (0.62%)        41.51%
1997(1)     0.00%*         5.21%*        (4.11)%*       37.42%**

PBHG SELECT VALUE PORTFOLIO=
2000
1999        0.84%          0.95%          0.84%        927.02%
1998        0.67%          1.47%          0.20%        635.10%
1997(2)     1.91%*         8.04%*        (5.13)%*       68.93%**

PBHG MID-CAP VALUE PORTFOLIO
2000
1999        0.15%          5.89%         (4.54)%       906.69%
1998(3)     0.26%*         4.13%*        (2.67)%*       72.32%**

PBHG SMALL CAP VALUE PORTFOLIO
2000
1999       (0.20)%         1.29%         (0.29)%       277.95%
1998       (0.15)%         1.46%         (0.41)%       293.90%
1997(2)     1.40%*         3.63%*        (1.03)%*       41.14%**

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
2000
1999(5)    (0.64)%         1.09%         (0.64)%       273.76%
1998       (0.55)%         1.56%         (0.91)%       264.58%
1997(1)     0.37%*         5.09%*        (3.52)%*       69.34%**

PBHG SELECT 20 PORTFOLIO
2000
1999       (0.46)%       139.05%
1998       (0.19)%        48.79%
1997(4)    (1.65)%*       18.53%**

*    Annualized.

**   Total return has not been annualized.

+ Prior to May 1, 2000, the PBHG Select Value Portfolio was named the PBHG Large Cap Value Portfolio.

(1) The PBHG Growth II and PBHG Technology & Communication Portfolios commenced operations on May 1, 1997.

(2)  The PBHG Select 20 Portfolio commenced operations on September 28, 1997.

(3) The PBHG Select Value and PBHG Small Cap Value Portfolios commenced operations on October 29, 1997.

(4)  The PBHG Mid-Cap Value Portfolio commenced operations on December 1, 1998.

(5) The PBHG Large Cap Growth Portfolio commenced operations on May 1, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

FOR MORE INFORMATION


For investors who want more information about the Portfolios, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.


Copies of the current versions of these documents, along with other information about the Portfolios, may be obtained by contacting:


PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229

TELEPHONE:
1-800-347-9256
You may also contact the Participating Insurance Company for copies of these documents.

These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.

                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED May 1, 2001

                                     Trust:
                           PBHG INSURANCE SERIES FUND



                                   Portfolios:
                            PBHG GROWTH II PORTFOLIO
                         PBHG LARGE CAP GROWTH PORTFOLIO
                         PBHG SMALL CAP VALUE PORTFOLIO
                          PBHG MID-CAP VALUE PORTFOLIO
                           PBHG SELECT VALUE PORTFOLIO
                   PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                            PBHG SELECT 20 PORTFOLIO
                         PBHG SMALL CAP GROWTH PORTFOLIO


                               Investment Adviser:
                        PILGRIM BAXTER & ASSOCIATES, LTD.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of PBHG Insurance Series Fund (the "Trust") and the PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio, PBHG Small Cap Growth Portfolio, PBHG Small Cap Value Portfolio, PBHG Mid-Cap Value Portfolio, PBHG Select Value Portfolio, PBHG Technology & Communications Portfolio and the PBHG Select 20 Portfolio (the "Portfolios"). It should be read in conjunction with the Prospectus dated May 1, 2001. The Prospectus may be obtained without charge by calling 1-800-347-9256.


The Annual Report for each Portfolio (other than PBHG Small Cap Growth Portfolio which had not commenced operations prior to the close of the Trust's fiscal year), except for pages 1 through 2 thereof, is incorporated herein by reference and made a part of this document. The Annual Report may be obtained without charge by calling 1-800-347-9256.


                                TABLE OF CONTENTS
THE TRUST.....................................................................2
DESCRIPTION OF PERMITTED INVESTMENTS..........................................2
INVESTMENT LIMITATIONS.......................................................15
TRUSTEES AND OFFICERS OF THE TRUST...........................................19
5% AND 25% SHAREHOLDERS......................................................23
THE ADVISER..................................................................25
THE SUB-ADVISER..............................................................27
THE DISTRIBUTOR..............................................................28
THE ADMINISTRATOR AND SUB-ADMINISTRATOR......................................29
PORTFOLIO TRANSACTIONS.......................................................31
DESCRIPTION OF SHARES........................................................34
PURCHASES AND REDEMPTIONS....................................................35
NET ASSET VALUE..............................................................36
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS......................................37
PERFORMANCE INFORMATION......................................................42
FINANCIAL STATEMENTS.........................................................45

                                    THE TRUST

The Trust is an open-end management investment company, which was originally incorporated in Maryland in 1997 and reorganized into a Delaware business trust on May 1, 2001. This Statement of Additional Information relates to all Portfolios of the Trust. Each Portfolio is diversified except for the Select 20 Portfolio and the Technology & Communications Portfolio, which are non-diversified. No investment in shares of a Portfolio should be made without first reading the Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in the Prospectus. Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Sub-Adviser") serves as the investment sub-adviser to the Small Cap Value, Mid-Cap Value, and Select Value Portfolios. The Adviser and the Sub-Adviser are collectively referred to herein as the "Advisers."



                 DESCRIPTION OF PERMITTED INVESTMENTS AND RISKS

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., a Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.


Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by a Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Portfolio, the Trust's custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

Futures Contracts

Futures Transactions. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Portfolio expects to earn interest income on its initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss.

While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Limitations on Purchase and Sale of Futures Contracts. A Portfolio will not purchase or sell futures contracts unless either (1) futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Portfolio's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts by a Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures contracts, the Portfolio will own securities the price changes of which are, in the opinion of its Advisers expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

Options

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that the Portfolios are permitted to utilize are discussed below.

Writing Call Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Portfolio owns securities not subject to a call option, a Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. A Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable the Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Portfolio will continue to receive interest or dividend income on the security. A Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intends to purchase pending its ability to invest in an orderly manner in those securities. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

Securities Index Options. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. A Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by the Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Over-the-Counter Options. A Portfolio may enter into contracts with primary dealers with whom it may write over-the-counter options. Such contracts will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." A Portfolio has established standards of creditworthiness for these primary dealers, although the Portfolio may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

Risks of Transactions in Futures Contracts and Options

Futures. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although each Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Options. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. A Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

Investment Company Shares

The Portfolios may invest in shares of other investment companies (such as Standard & Poor's Depository Receipts - "SPDRs"). Because such funds pay management fees and other expenses, shareholders of a Portfolio would indirectly pay both the Portfolio's expenses and the expenses of underlying funds with respect to the Portfolio's assets invested therein. Applicable regulations prohibit a Portfolio from acquiring the securities of other investment companies that are "not part of the same group of investment companies" if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of the company; more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies.

Illiquid Investments


Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisers determine the liquidity of the Trust's investments and, through reports from the Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Advisers may consider various factors including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the market place for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven (7) days, over the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.


Restricted Securities


Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933) would have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Also, restricted securities may be difficult to value because market quotations may not be readily available. Each Portfolio limits the amount of total assets it invests in restricted securities to 15%.

Foreign Currency Transactions

A Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolios.

In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Advisers expect to enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. A Portfolio could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisers.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the Advisers' skill in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Advisers anticipate. For example, if a currency's value rose at a time when the Advisers had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Advisers hedge currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Advisers increase a Portfolio's exposure to a foreign currency, and that currency's value declines, a Portfolio will realize a loss. There is no assurance that the Advisers' use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time.

American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Bankers' Acceptance

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificate of Deposit

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Commercial Paper

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

Convertible Securities

Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Demand Instruments

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

Mortgage-Backed Securities

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

Receipts

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

Time Deposit

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. Government Agency Obligations

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

U.S. Government Securities

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

Variable and Floating Rate Instruments

Certain of the obligations purchased by a Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Warrants

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

When-Issued and Delayed-Delivery Securities

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Portfolio's assets. The Portfolios are permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Portfolios will maintain liquid assets in such accounts in an amount at least equal in value to each Portfolio's commitments to purchase when-issued securities.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

Each Portfolio has adopted certain fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by a majority vote of a Portfolio's shareholders. A majority vote of a Portfolio's shareholders is defined in the Investment Company Act of 1940 (the "1940 Act") as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

Several of these Fundamental Investment Restrictions include the defined terms "1940 Act Laws, Interpretations and Exemptions." This term means the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder, as such statute, rule and regulations are amended from time to time or are interpreted from time to time by the staff of the Securities and Exchange Commission and any exemptive order or similar relief granted to a Portfolio.

1. Each Portfolio, other than PBHG Select 20 Portfolio and PBHG Technology & Communications Portfolio, is a "diversified company" as defined in the 1940 Act. This means that a Portfolio will not purchase the securities of any issuer, if as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Portfolio, including PBHG Select 20 Portfolio and PBHG Technology & Communications Portfolio, from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

     Please refer to Non-Fundamental Investment Restriction number 2 for further information.

2. A Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     Please refer to Non-Fundamental Investment Restriction number 3 for further information.

3. A Portfolio may not underwrite the securities of other issuers. This restriction does not prevent a Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.

4. A Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, a Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

     Please refer to Non-Fundamental Investment Restriction number 4 for further information. In addition, because PBHG Technology & Communications Portfolio has an investment policy to concentrate its investments in the group of industries within the technology and communications sectors, this restriction does not apply to that Portfolio.

5. A Portfolio may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Portfolio from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6. A Portfolio may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

7. A Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Portfolio from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

     Please refer to Non-Fundamental Investment Restriction number 5 for further information.

8. A Portfolio may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Portfolio.

     Please refer to Non-Fundamental Investment Restriction number 7 for further information.


Except for borrowing under Fundamental Restriction number 2, the foregoing percentages will apply at the time of the purchase of a security.


Non-Fundamental Investment Restrictions

Each Portfolio also has adopted certain non-fundamental investment restrictions. A non-fundamental investment restriction may be amended by the Board of Trustees without a vote of shareholders. Several of these Non-Fundamental Investment Restrictions include the defined term "Pilgrim Baxter Adviser Portfolio." This term means other investment companies and their series portfolios that have Pilgrim Baxter or an affiliate of Pilgrim Baxter as an investment advisor.

1. A Portfolio may not invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Trustees, based on trading markets for such security, to be liquid.

2. In complying with the fundamental restriction regarding issuer diversification, each Portfolio, (other than PBHG Select 20 Portfolio and PBHG Technology & Communications Portfolio) will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

3. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, a Portfolio may borrow money in an amount not exceeding 33 1/3 % of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Portfolio may borrow from banks, broker-dealers or a Pilgrim Baxter Advised Portfolio on such terms and conditions as the SEC may require in an exemptive order. A Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. A Portfolio may not purchase additional securities when borrowings exceed 5% of the Portfolio's total assets.

4. In complying with the fundamental restriction regarding industry concentration, a Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas distribution, gas transmission, electric and telephone will each be considered a separate industry); and financial service companies will be classified according to the end users of their services (e.g. automobile finance, bank finance and diversified finance).

5. In complying with the fundamental restriction with regard to making loans, a Portfolio may lend up to 33 1/3 % of its total assets and may lend money to another Pilgrim Baxter Advised Portfolio, on such terms and conditions as the SEC may require in an exemptive order.

     As of the date of this Statement of Additional Information, no Portfolio has or intends to seek an exemptive order from the SEC to permit it to lend money to another Pilgrim Baxter Advised Portfolio.

6. A Portfolio may not invest more than 15% of its total assets in restricted securities.

7. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, a Portfolio may not invest all if its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

     Each Portfolio, including the PBHG Select 20 Portfolio and PBHG Technology & Communications Portfolio, may (i) purchase securities of other investment companies as permitted by Section 12 (d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market Portfolios and lend money to other Pilgrim Baxter Advised Portfolio, subject to the terms and conditions of any exemptive orders issued by the SEC.

     Please refer to Non-Fundamental Investment Restriction number 5 for further information regarding lending money to a Pilgrim Baxter Advised Fund.

     All the foregoing percentages will apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities and with respect to borrowing).


Temporary Defensive Positions

Under normal market conditions, each Portfolio expects to be fully invested in its primary investments. However, for temporary defensive purposes, when the Adviser or Sub-Adviser, as appropriate, determines that market conditions warrant, each Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Portfolio Turnover

Portfolio turnover will tend to rise during periods of market turbulence and decline during periods of stable markets. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolios. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition, high rates of portfolio turnover may adversely affect each Portfolio's status as a "regulated investment company" ("RIC") under Section 851 of the Internal Revenue Code of 1986, as amended ("Code").

                       TRUSTEES AND OFFICERS OF THE TRUST


The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the State of Delaware. The Trustees have approved agreements under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for The PBHG Funds, Inc., another registered investment company managed by the Adviser.

================================ ===================== ============================================================
Name, Address, and Age            Position Held with
                                       the Fund                  Principal Occupation(s) During Past 5 Years
================================ ===================== ============================================================
John R. Bartholdson,                   Trustee         Chief Financial Officer and Director, the Triumph Group,
1255 Drummers Lane, Suite 200                          Inc. (manufacturing) since 1992.
Wayne, PA 19087
(56)
-------------------------------- --------------------- ------------------------------------------------------------
Harold J. Baxter*,                 Chairman of the     Chairman, Chief Executive Officer and Director, the
1400 Liberty Ridge Drive          Board and Trustee    Adviser since 1982.  Trustee, the Administrator since May
Wayne, PA  19087-5593                                  1996.  Chairman, Chief Executive Officer and Director,
(54)                                                   Value Investors, since June 1996.  Trustee, PBHG Fund
                                                       Distributors since January 1998.  Director, UAM since 1996.

                                       24

-------------------------------- --------------------- ------------------------------------------------------------
Jettie M. Edwards,                     Trustee         Consultant, Syrus Associates (       ) since 1986.
76 Seaview Drive, Santa                                Trustee, Provident Investment Counsel Trust (investment
Barbara, California 93108                              company) since 1992.   Trustee, EQ Advisors Trust
(54)                                                   (investment company) since 1997.
-------------------------------- --------------------- ------------------------------------------------------------
Albert A. Miller,                      Trustee         Principal and Treasurer, JK Equipment Exporters (     )
7 Jennifer Drive, Holmdel                              since 1995.  Senior Vice President, Cherry & Webb (      ),
New Jersey 07733                                       CWT Specialty Stores since 1995, Advisor and Secretary,
(66)                                                   the Underwoman Shoppes Inc. (retail clothing stores) since
                                                       1980.  Merchandising Group Vice President, R.H. Macy & Co.
                                                       (retail department stores), 1958-1995 (retired).
-------------------------------- --------------------- ------------------------------------------------------------
Gary L. Pilgrim                   President            President, Chief Investment Officer and Director, the
1400 Liberty Ridge Drive                               Adviser since 1982.  Trustee, the Administrator since May
Wayne, PA  19087                                       1996.  President and Director, Value Investors since June
(60)                                                   1996.
================================ ===================== ============================================================


================================ ===================== ============================================================
                                  Position Held with
Name , Address, and Age                the Fund                  Principal Occupation(s) During Past 5 Years
================================ ===================== ============================================================
Lee T. Cummings                    Treasurer, Chief    Vice President, the Adviser since 2001 and Director of
1400 Liberty Ridge Drive          Financial Officer,   Mutual Fund Operations, the Adviser 1996 -2001. President,
Wayne, PA  19087-5593                 Controller       the Administrator since _____ and Treasurer, the
(37)                                                   Administrator May 1996 - _______.  President, the
                                                       Distributor since December 1998. Investment Accounting
                                                       Officer, Delaware Group of Funds (investment companies),
                                                       1994-1996.  Vice President, Fund/Plan Services, Inc.
                                                       (mutual fund administration), 1992-1994.
================================ ===================== ============================================================
John M. Zerr                      Vice President and   Senior Vice President, the Advisor since 2001 and General
1400 Liberty Ridge Drive              Secretary        Counsel and Secretary, the Adviser since November 1996.
Wayne, PA  19087-5593                                  General Counsel and Secretary, Value Investors since
(39)                                                   November 1996.  General Counsel and Secretary, the
                                                       Administrator since January 1998.  General Counsel and
                                                       Secretary, PBHG Fund Distributors since January 1998.
                                                       Vice President and Assistant Secretary, Delaware
                                                       Management Company, Inc. (investment adviser) and the
                                                       Delaware Group of Funds (investment companies),
                                                       1995-1996.  Associate, Ballard Spahr Andrews & Ingersoll
                                                       (law firm), 1987-1995.
================================ ===================== ============================================================


                                       26

================================ ===================== ============================================================
Meghan M. Mahon                   Vice President and   Vice President and Assistant Secretary, the Adviser since
1400 Liberty Ridge Drive         Assistant Secretary   2001 and Counsel, the Adviser since April 1998. Vice
Wayne, PA  19087                                       President, Assistant Secretary and Counsel, Delaware
(33)                                                   Management Company Inc. (investment adviser) and the
                                                       Delaware Group of Funds (investment companies),
                                                       1997-1998.  Associate, Drinker Biddle & Reath, LLP (law
                                                       firm) 1994-1997.  Associate, McAleese, McGoldrick &
                                                       Susanin (law firm) 1993-1994.

================================ ===================== ============================================================
Matthew R. DiClemente            Assistant Secretary   Legal Assistant, the Adviser since 1998. Fund Accountant,
1400 Liberty Ridge Drive                               the Adviser, 1996-1998.  Fund Accountant, J.P. Morgan &
Wayne, PA  19087                                       Co., Inc. (          ), 1993-1996.
(31)

================================ ===================== ============================================================


================================ ===================== ============================================================
                                  Position Held with
Name, Address, and Age                 the Fund                  Principal Occupation(s) During Past 5 Years
================================ ===================== ============================================================
James R. Foggo                    Vice President and   Vice President and Assistant Secretary of the
One Freedom Valley Road Oaks,    Assistant Secretary   Sub-Administrator and SEI Investments Distribution Co.
PA  19456                                              since 1998.  Associate, Paul Weiss, Rifkind, Wharton &
(36)                                                   Garrison (law firm), 1998. Associate, Baker & McKenzie
                                                       (law firm), 1995-1998. Associate, Battle Fowler L.L.P.
                                                       (law firm), 1993-1995.
-------------------------------- --------------------- ------------------------------------------------------------
Timothy D. Barto                 Vice President and    Vice President and Assistant Secretary of SEI Investments
One Freedom Valley Road          Assistant Secretary   Co. and Vice President and Assistant Secretary of SEI
Oaks, PA 19456                                         Investments Mutual Fund Services and SEI Investments
(33)                                                   Distribution Co. since November 1999. Associate, Dechert
                                                       Price & Rhoads (law firm) 1997 -1999. Associate, Richter,
                                                       Miller & Finn (law firm) 1994 to 1997.
-------------------------------- --------------------- ------------------------------------------------------------

Each current Trustee of the Trust who is not an "interested person" of the Trust received the following compensation during the fiscal year ended December 31, 2000:


================================= ==================== ================== ================= ======================
                                                       Pension or                           Total
                                                       Retirement                           Compensation
                                                       Benefits           Estimated         from Trust
                                  Aggregate            Accrued as Part    Annual            and Company Complex
                                  Compensation         of Trust           Benefits Upon     Paid to Trustees**
Name of Person,                   From                 Expenses           Retirement
Position                          Trust
================================= ==================== ================== ================= ======================
John R. Bartholdson,                       $                  N/A               N/A                   $
Trustee
--------------------------------- -------------------- ------------------ ----------------- ----------------------
Harold J. Baxter,                         N/A                 N/A               N/A                  N/A
Trustee*
--------------------------------- -------------------- ------------------ ----------------- ----------------------
Jettie M. Edwards,                         $                  N/A               N/A                   $
Trustee
--------------------------------- -------------------- ------------------ ----------------- ----------------------
Albert A. Miller,                          $                  N/A               N/A                   $
Trustee
================================= ==================== ================== ================= ======================


*Mr. Baxter is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Trust.

** Trust Complex means the Trust and The PBHG Advisor Funds, Inc.


Codes of Ethics
The Trust, the Advisor, the Sub-Advisor and the Distributor have each adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by, the Portfolios. Each Code of Ethics allows trades to be made in securities that may be held by the Portfolio, however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information.

                             5% AND 25% SHAREHOLDERS


As of March 31, 2001, the following persons were the only persons who were record owners of 5% or more of the shares of the Portfolios. Any record owner of more than 25% of the shares of a Portfolio may be deemed a controlling person of that Portfolio. The percent of each Portfolio's shares owned by all officers and Trustees of the Trust as a group is less than 1 percent of the outstanding shares of each such Portfolio. The Trust believes that most of the shares referred to below were held by the persons indicated in the accounts for their fiduciary, agency or custodial clients.


                            PBHG Growth II Portfolio


Life Insurance Co. of Virginia                                              %
6610 W. Broad Street
Richmond, VA  23230-1799

Empire Fidelity Investments                                                 %
Live Insurance Co.
200 Liberty St
One Financial Center
New York, NY  10005-3500

Fidelity Investments                                                        %
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

                         PBHG Large Cap Growth Portfolio

Life Insurance Co. of Virginia                                              %
6610 W. Broad Street
Richmond, VA  23230-1799

Annuity Investors Life Insurance Co.                                        %
250 E. Fifth Street
Cincinnati, OH 45202-4119

                         PBHG Small Cap Value Portfolio


Fidelity Investments                                                        %
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614


                          PBHG Mid-Cap Value Portfolio

Pilgrim Baxter & Associates, Ltd.                                           %
825 Duportail Road
Wayne, PA  19087


                           PBHG Select Value Portfolio

Empire Fidelity Investments                                                 %
Live Insurance Co.
200 Liberty St
One Financial Center
New York, NY  10005-3500

Fidelity Investments                                                        %
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614


                   PBHG Technology & Communications Portfolio

Empire Fidelity Investments                                                 %
Life Insurance Co.
200 Liberty Street
One Financial Center
New York, NY  10281-1003

Fidelity Investments                                                        %
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

                            PBHG Select 20 Portfolio


Empire Fidelity Investments                                                 %
Life Insurance Co.
200 Liberty Street
One Financial Center
New York, NY  10281-1003

Fidelity Investments                                                        %
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614



                                   THE ADVISER


The Trust and Pilgrim Baxter & Associates, Ltd. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Trust or each of its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The sole shareholder of the Adviser is United Asset Management Corporation ("UAM"). Prior to September 26, 2000, UAM was a New York Stock Exchange listed holding company. UAM's principal offices are located at One International
Place, Boston, Massachusetts 02110. On September 26, 2000, Old Mutual plc ("Old Mutual") acquired UAM through a tender offer and merger (the "transaction"). As a result, Old Mutual became the ultimate parent company of Pilgrim Baxter. Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at 3rd Floor, Lansdowne House, 57 Berkely Square, London, WIX 50H, United Kingdom. The consummation of the transaction constituted an "assignment," as that term is defined in the 1940 Act, of the Trust's former advisory agreements for the Portfolios. As required by the 1940 Act, the former advisory agreement automatically terminated upon its assignment. As an interim measure to avoid any lapse in investment advisory services to the Portfolios as a consequence of this termination, the Board continued the advisory services under an interim investment advisory agreement with the Adviser. All compensation earned by the Adviser under the interim agreement was held in an interest bearing escrow account pending shareholder approval of the Advisory Agreement. Shareholders approved the Advisory Agreement on January 25, 2001.

PBHG Fund Services, the Trust's Administrator, is a wholly owned subsidiary of the Adviser (see "The Administrator" for more detail on PBHG Fund Services). PBHG Fund Services also serves as administrator to The PBHG Funds, Inc., a management investment company also managed by the Adviser. PBHG Fund Distributors, the Trust's Distributor, is also a wholly-owned subsidiary of the Adviser (see "The Distributor" for more detail on PBHG Fund

Distributors). PBHG Fund Distributors also serves as distributor to The PBHG Funds, Inc. The Adviser currently has discretionary management authority with respect to over $00 billion in assets. In addition to advising the Portfolios, the Adviser provides advisory services to other mutual funds and to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087-5593.

The Advisory Agreement obligates the Adviser to: (1) provide a program of continuous investment management for each Portfolio in accordance with the Portfolio's investment objectives, policies and limitations; (2) make investment decisions for each Portfolio; and (3) place orders to purchase and sell securities for each Portfolio, subject to the supervision of the Board of Trustees. The Advisory Agreement requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Trust.

The continuance of the Advisory Agreement with respect to each Portfolio after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Portfolio and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement with respect to each Portfolio may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities of such Portfolio upon sixty (60) days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon sixty (60) days' written notice to the Trust. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the Small Cap Value Portfolio's average daily net assets, 0.85% of each of the Growth II, Small Cap Growth, Technology & Communications, Mid-Cap Value, and Select 20 Portfolios' average daily net assets, 0.75% of the Large Cap Growth Portfolio's average daily net assets, and 0.65% of the Select Value Portfolio's average daily net assets.

In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement through December 31, 2001 with the Trust with respect to each Portfolio (the "Expense Limitation Agreement"), pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolios to the extent necessary to limit the total annual operating expenses (expressed as a percentage of each Portfolio's average daily net assets) to not more than: 1.20% of the average daily net assets of the Growth II, Small Cap Growth, Small Cap Value, Mid-Cap Value, Technology & Communications and Select 20 Portfolios; 1.10% of the average daily net assets of the Large Cap Growth Portfolio; and 1.00% of the average daily net assets of the Select Value Portfolio. In addition, in connection with the Transaction, Old Mutual and Pilgrim Baxter have agreed to hold such expense limits in place for each Portfolio, other than Small Cap Growth Portfolio, for a period of two years ending December 31, 2001. Such waivers and assumption of expenses by the Adviser may be discontinued at any time after such date. If in any fiscal year in which a Portfolio's assets are greater than $75 million of its "Total Operating Expenses" do not exceed the limits previously noted, the Board of Trustees may elect to reimburse the Adviser for any fees it waived or expenses it reimbursed on that Portfolio's behalf during the previous two fiscal years. [For fiscal year ended 2000, the Board elected to reimburse three funds for previously waived fees and reimbursed expenses. The PBHG Growth II Portfolio was reimbursed $00,000, the PBHG Technology & Communications Portfolio was reimbursed $00,000, and the Select 20 Portfolio was reimbursed $00,000.]

For the fiscal years ended December 31, 1998, 1999 and 2000, the Portfolios (other than Small Cap Growth Portfolio, which had not commenced operations prior to the close of the Trust's fiscal year) paid and the Adviser waived the following advisory fees pursuant to the former and interim advisory agreements and the Expense Limitation Agreement:


---------------------------------  ------------------------------------------------  -----------------------------------------------
Portfolio                                                Fees Paid                                     Fees Waived
                                   -----------------  ---------------  ------------  --------------  ---------------  --------------
                                         1998              1999            2000           1998            1999             2000
---------------------------------  -----------------  ---------------  ------------  --------------  ---------------  --------------
Growth II Portfolio                    $123,820          $420,736                       $50,092              $0
---------------------------------  -----------------  ---------------  ------------  --------------  ---------------  --------------
Large Cap Growth Portfolio              $62,267          $114,971                       $35,647         $10,085
---------------------------------  -----------------  ---------------  ------------  --------------  ---------------  --------------
Small Cap Value Portfolio              $303,666          $415,589                       $78,573         $38,777
---------------------------------  -----------------  ---------------  ------------  --------------  ---------------  --------------

                                       35


Mid-Cap Value Portfolio(1)                 $362            $5,102                          $362         $27,773*
---------------------------------  -----------------  ---------------  ------------  --------------  ---------------  --------------
Select Value Portfolio                  $51,341          $256,577                       $36,853              $0
---------------------------------  -----------------  ---------------  ------------  --------------  ---------------  --------------
Technology &
Communications Portfolio               $147,084        $3,374,963                       $62,368              $0
---------------------------------  -----------------  ---------------  ------------  --------------  ---------------  --------------
Select 20 Portfolio                    $972,158        $3,673,475                       $13,812              $0
---------------------------------  -----------------  ---------------  ------------  --------------  ---------------  --------------


*    Includes $5,102 in waived fees and $22,671 in reimbursed expenses.

(1) The 1998 period is calculated from November 30, 1998 (commencement of operations) through December 31, 1998.


                                 THE SUB-ADVISER




The Trust, on behalf of the Small Cap Value, Mid-Cap Value, and Select Value Portfolios, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser"). The Sub-Advisory Agreement provides certain limitations on the Sub-Adviser's liability, but also provides that the Sub-Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

As discussed under "The Adviser," on September 26, 2000, Old Mutual acquired UAM through a tender offer and merger (the "transaction"). As a result, Old Mutual became the ultimate parent company of Pilgrim Baxter. The consummation of the transaction constituted an "assignment," as that term is defined in the 1940 Act, of the Trust's former sub-advisory agreement for the Portfolios. As required by the 1940 Act, the former sub-advisory agreement automatically terminated upon its assignment. As an interim measure to avoid any lapse in investment advisory services to the Portfolios as a consequence of this termination, the Board continued the sub-advisory services under an interim sub-investment advisory agreement with the Adviser. All compensation earned by the Sub-Adviser under the interim agreement was held in an interest bearing escrow account pending shareholder approval of the Sub-Advisory Agreement. Shareholders approved the Sub-Advisory Agreement on January 25, 2001.

The Sub-Advisory Agreement obligates the Sub-Adviser to: (1) manage the investment operations of the Small Cap Value, Mid-Cap Value, and Select Value Portfolios and the composition of these Portfolios' investment portfolios, including the purchase, retention and disposition thereof in accordance with these Portfolios' investment objectives, policies and limitations; (2) provide supervision of the Small Cap Value, Mid-Cap Value, and Select Value Portfolios' investments and to determine from time to time what investments and securities will be purchased, retained or sold by these Portfolios and what portion of the assets will be invested or held uninvested in cash; and (3) determine the securities to be purchased or sold by the Small Cap Value, Mid-Cap Value, and Select Value Portfolios and place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement with respect to the Small Cap Value, Mid-Cap Value, and Select Value Portfolios, respectively, after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Portfolios and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement with respect to the Small Cap Value, Mid-Cap Value, and Select Value Portfolios may be terminated (i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than sixty (60) days' nor less than thirty (30) days' written notice to the other parties, or (iii) by the Sub-Adviser at any time, without the payment of any penalty, on ninety (90) days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive from the Adviser a fee, computed daily and paid monthly, at an annual rate equal to 0.65% of the Small Cap Value Portfolio's average daily net assets, 0.50% of the Mid-Cap Value Portfolio's average daily net assets, and 0.40% of the Select Value Portfolio's average daily net assets.

                                 THE DISTRIBUTOR


PBHG Fund Distribuors (the "Distributor"), a wholly-owned subsidiary of the Adviser, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated May 1, 2001, pursuant to which the Distributor serves as principal underwriter for the Trust. The Distributor receives no compensation for serving in such capacity. Prior to May 1, 2001, SEI served as principal underwriter for the Trust. SEI received no compensation for serving in such capacity.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than sixty (60) days' written notice by either party or upon assignment by the Distributor.



THE ADMINISTRATOR AND SUB-ADMINISTRATOR


The Trust and PBHG Fund Services (the "Administrator") entered into an Administrative Services Agreement (the "Administrative Agreement") on May 1, 2001, pursuant to which the Administrator oversees the administration of the business and affairs of the Trust, including services provided to it by various third parties. The Administrator was organized as a Pennsylvania business trust and has its principal place of business at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio of the Trust. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall continue in effect unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

The Administrator and SEI Investments Mutual Fund Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement") on May 1, 2001, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly-owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks,

Pennsylvania 19456. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Company and The PBHG Funds, Inc. calculated as follows:
(i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion. The Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement shall continue in effect until December 31, 2004, subject to certain termination provisions. After this initial term, the Agreement will renew each year unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

Prior to May 1, 2001, the Sub-Administrator assisted the Administrator in connection with the administration of the business and affairs of the Trust pursuant to a Sub-Administration Services Agreement dated April 1, 1997, as amended and restated January 1, 2001 (the "Former Agreement"). The Sub-Administrator's duties under the Former Agreement were substantially similar to its duties under the Sub-Administration Agreement. Effective January 1, 2001, the Administrator paid the Sub-Administrator fees under the Former Agreement at the annual rate of $_______________. Prior to January 1, 2001, the Administrator paid the Sub-Administrator fees at the annual rate of $________________.

For the fiscal years ended December 31, 1998, 1999 and 2000, the Portfolios (other than Small Cap Growth Portfolio, which had not commenced operations prior to the close of the Trust's fiscal year) paid and the Administrator waived the following administration fees:

------------------------------------------------------------------------------------------------------------
                                                         Fees Paid                      Fees Waived
  Portfolio
                                           ---------   -----------   --------    ------   ---------   ------
                                              1998         1999        2000      1998       1999       2000
----------------------------------------   ---------   -----------   --------    ------   ---------   ------
Growth II Portfolio                         $21,851      $68,668                  $0        $0
----------------------------------------   ---------   -----------   --------    ------   ---------   ------
Large Cap Growth Portfolio                  $12,453      $22,994                  $0        $0
----------------------------------------   ---------   -----------   --------    ------   ---------   ------
Small Cap Value Portfolio                   $45,550      $62,338                  $0        $0
----------------------------------------   ---------   -----------   --------    ------   ---------   ------
Mid-Cap Value Portfolio(1)                      $64         $900                  $0      $391
----------------------------------------   ---------   -----------   --------    ------   ---------   ------
Select Value Portfolio                      $11,848      $59,210                  $0        $0
----------------------------------------   ---------   -----------   --------    ------   ---------   ------
Technology & Communications Portfolio       $25,956     $579,064                  $0        $0
----------------------------------------   ---------   -----------   --------    ------   ---------   ------
Select 20 Portfolio                        $171,557     $643,359                  $0        $0
----------------------------------------   ---------   -----------   --------    ------   ---------   ------


(1) The 1998 period is calculated from November 30, 1998 (commencement of operations) through December 31, 1998.

                             OTHER SERVICE PROVIDERS

The Transfer Agent and Shareholder Servicing Agents


DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust. Prior to September 30, 2000, PBHG Fund Services served as shareholder servicing agent of the Trust. PBHG Fund Services, had in turn, contracted with UAM Shareholder Service Center, Inc. ("UAM SSC"), an affiliate of the Adviser, and provided services to the Trust pursuant to a sub-shareholder servicing agreement. UAM SSC received no fees directly from the Portfolios. Effective September 30, 2000, the shareholder servicing agreement with PBHG Fund Services and the sub-shareholder servicing agreement with UAM SSC were terminated effective October 1, 2000. The Fund entered into a materially similar shareholder servicing agreement with DST.

From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Trust to persons who beneficially own interests in the Trust, such as participants in Qualified Plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request.


Custodian


First Union National Bank ("Custodian"), 123 South Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.


Counsel and Independent Accountants


Ballard Spahr Andrews & Ingersoll, LLP serves as counsel to the Trust. PricewaterhouseCoopers LLP, formerly named Coopers & Lybrand, L.L.P., serves as the independent accountants of the Trust.



                             PORTFOLIO TRANSACTIONS

The Adviser (or Sub-Adviser, if applicable) is authorized to select brokers and dealers to effect securities transactions for each Portfolio. The Adviser (or Sub-Adviser, if applicable) will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser (or Sub-Adviser, if applicable) generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Adviser (or Sub-Adviser, if applicable) seeks to select brokers or dealers that offer the Portfolios best price and execution or other services which are of benefit to the Portfolios. In the case of securities traded in the over-the-counter market, the Adviser (or Sub-Adviser, if applicable) expects normally to seek to select primary market makers.


The Adviser (or Sub-Adviser, if applicable) may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser (or Sub-Adviser). Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser (or Sub-Adviser, if applicable) will be in addition to and not in lieu of the services required to be performed by the Adviser (or Sub-Adviser, if applicable) under the Advisory Agreement and Sub-Advisory Agreement. If, in the judgment of the Adviser (or Sub-Adviser, if applicable), the Portfolios or other accounts managed by the Adviser (or Sub-Adviser, if applicable) will be benefited by supplemental research services, the Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser (or Sub-Adviser, if applicable) will not necessarily be reduced as a result of the receipt of such supplemental information, and such services may not be used exclusively, or at all, with respect to each Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser (or Sub-Adviser, if applicable) will find all of such services of value in advising the Portfolios.

It is expected the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolios for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the

Adviser (or Sub-Adviser, if applicable) may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolios' or the Trust's expenses. Because shares of the Portfolios are not marketed through intermediary broker-dealers, it is not the Portfolios' practice to allocate brokerage or effect principal transactions with broker-dealers on the basis of sales of shares that may be made through such firms. However, the Adviser (or Sub-Adviser, if applicable) may place orders for the purchase or sale of portfolio securities with qualified broker-dealers who refer clients to the Portfolios. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Trustees may determine, the Adviser (or Sub-Adviser, if applicable) may consider sales of Trust shares or VA Contracts and VLI Policies as a factor in the selection of dealers to execute portfolio transactions for the Trust.

[During 2000, the PBHG Select Value, Mid-Cap Value, Large Cap Growth, Technology & Communications and Select 20 Portfolios each bought and sold securities of their regular broker-dealers. As of December 31, 2000, none of the aforementioned Portfolios held any positions in such broker dealers. ]

For the fiscal years ended December 31, 1998, 1999 and 2000, the Portfolios (other than Small Cap Growth Portfolio, which had not commenced operations prior to the close of the Trust's fiscal year) paid brokerage fees as follows:

   =========================================  ==================================  ==================================
                                                        Total Amount of                     Total Amount of
                                                     Brokerage Commissions               Brokerage Commissions
                                                          Paid in 1998                       Paid in 1999*
    ----------------------------------------   ---------------------------------   ---------------------------------
    Growth II Portfolio                                     $44,358                             $149,806
    ----------------------------------------   ---------------------------------   ---------------------------------
    Large Cap Growth Portfolio                               $9,233                              $30,973
    ----------------------------------------   ---------------------------------   ---------------------------------
    Small Cap Value Portfolio                              $279,584                             $344,448
    ----------------------------------------   ---------------------------------   ---------------------------------
    Mid-Cap Value Portfolio(1)                               $1,203                              $13,117
    ----------------------------------------   ---------------------------------   ---------------------------------
    Select Value Portfolio                                 $123,126                             $782,818
    ----------------------------------------   ---------------------------------   ---------------------------------
    Technology & Communications Portfolio                   $43,420                             $807,508
    ----------------------------------------   ---------------------------------   ---------------------------------
    Select 20 Portfolio                                    $201,009                             $553,865
    ----------------------------------------   ---------------------------------   ---------------------------------


                                    43


    =======================================    ==================================
                                                           Total Amount of
                                                        Brokerage Commissions
                                                            Paid in 2000
    ----------------------------------------   ----------------------------------
    Growth II Portfolio
    ----------------------------------------   ----------------------------------
    Large Cap Growth Portfolio
    ----------------------------------------   ----------------------------------
    Small Cap Value Portfolio
    ----------------------------------------   ----------------------------------
    Mid-Cap Value Portfolio(1)
    ----------------------------------------   ----------------------------------
    Select Value Portfolio
    ----------------------------------------   ----------------------------------
    Technology & Communications Portfolio
    ----------------------------------------   ----------------------------------
    Select 20 Portfolio
    ----------------------------------------   ----------------------------------


==================================  ==============================================   ===============================================
                                                                                         Percent of aggregate amount of transactions
                                          Percent of Total Amount of Brokerage           involving payment of commissions to SEI
                                           Commissions Paid to SEI Investments                Investments Distribution Co. in
                                                Distribution Co. in 2000**                                2000**2
----------------------------------   ---------------------------------------------   -----------------------------------------------
Growth II Portfolio                                       %                                                %
----------------------------------   ---------------------------------------------   -----------------------------------------------
Large Cap Growth Portfolio                                %                                                %
----------------------------------   ---------------------------------------------   -----------------------------------------------
Small Cap Value Portfolio                                 %                                                %
----------------------------------   ---------------------------------------------   -----------------------------------------------
Mid-Cap Value Portfolio1                                  %                                                %
----------------------------------   ---------------------------------------------   -----------------------------------------------
Select Value Portfolio                                    %                                                %
----------------------------------   ---------------------------------------------   -----------------------------------------------
Technology & Communications
Portfolio                                                 %                                                %
----------------------------------   ---------------------------------------------   -----------------------------------------------
Select 20 Portfolio                                       %                                                %
----------------------------------   ---------------------------------------------   -----------------------------------------------

                                       44

* Each of the Portfolios paid higher brokerage commissions in 1999 than in prior periods. The increase was due primarily to a significant increase in the asset levels of certain Portfolios as well as increased portfolio turnover as described in the Portfolio Turnover section of this SAI.

** Prior to May 1, 2001, SEI Investment Distribution Co. served as principal underwriter to the Trust. Such payments on and after May 1, 2001 will be made to PBHG Fund Distributors.


(1) The 1998 period is calculated from November 30, 1998 (commencement of operations) through December 31, 1998.

(2) Each day, the Distributor acts as the Portfolios' agent in effecting repurchase agreement transactions using the Portfolios' uninvested short term cash. The Distributor receives a fee for this service.


                              DESCRIPTION OF SHARES


The Trust has a present unlimited authorized number of shares of beneficial interest with a par value of $0.001 per Share. The Trustees may, from time to time, authorize the division of the Shares into one or more series, each of which constitutes a Portfolio. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders. All consideration received by the Trust for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto.


Voting Rights


Each share held entitles a shareholder to one vote for each dollar of net asset value of shares held by the shareholder. Shareholders of each Portfolio of the Trust will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios will be voted on only by shareholders of the affected Portfolios. Shareholders of all Portfolios of the Trust will vote together in matters affecting the Trust generally, such as the election of Trustees or selection of accountants. The Trust is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Company and for the election of Trustees under certain circumstances. The Trust Agreement provides that the Trustees of the Trust shall hold office during the existence of the Trust, except as follows: (a) any Trustee may resign or retire; (b) any Trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (c) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or
(d) any Trustee who has died shall be terminated upon the date of his death.


Under current law, a Participating Insurance Company is required to request voting instructions from VA Contract owners and VLI Policy owners and must vote all shares held in the separate account in proportion to the voting instructions received. For a more complete discussion of voting rights, refer to the Participating Insurance Company separate account prospectus.


Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Agreement and Declaration of Trust and the By-Laws (the "Governing Instruments") provide for indemnification out of the property of a Portfolio for all losses and expenses of any shareholder of such Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Portfolio would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

                            PURCHASES AND REDEMPTIONS


Individual investors may not purchase or redeem shares of the Portfolios directly; shares may be purchased or redeemed only through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. Please refer to the prospectus of the sponsoring Participating Insurance Trust separate account for instructions on purchasing a VA Contract or VLI Policy. Shares of each Portfolio are offered on a continuous basis.

Purchases. All investments in the Portfolios are credited to a Participating Insurance Trust's separate account immediately upon acceptance of the investments by the Portfolios. Each Participating Insurance Company receives orders from its contract owners to purchase or redeem shares of each Portfolio on each day that the Portfolio calculates its net asset value (a "Business Day"). That night, all orders received by the Participating Insurance Company prior to the close of regular trading on the New York Stock Exchange Inc. (the "NYSE") (currently 4:00 p.m., Eastern time) on that Business Day are aggregated, and the Participating Insurance Company places a net purchase or redemption order for shares of the Portfolios during the morning of the next Business Day. These orders are executed at the net asset value (described below under "Net Asset Value") next computed after receipt of such order by the Participating Insurance Company.


The Portfolios reserve the right to reject any specific purchase order. Purchase orders may be refused if, in the Adviser's opinion, they are of a size that would disrupt the management of the Portfolio. A Portfolio may discontinue sales of its shares if management believes that a substantial further increase in assets may adversely effect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing VA Contract owners or VLI Policy owners would be permitted to continue to authorize investments in the Portfolios.


Redemptions. Shares of a Portfolio may be redeemed on any Business Day. Redemption orders which are received by a Participating Insurance Company prior to the close of regular trading on the NYSE on any Business Day and transmitted to the Trust or its specified agent during the morning of the next Business Day will be processed at the next net asset value computed after receipt of such order by the Participating Insurance Company. Redemption proceeds will normally be wired to the Participating Insurance Company on the Business Day following receipt of the redemption order by the Participating Insurance Company, but in no event later than seven days after receipt of such order.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of each Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                        DETERMINATION OF NET ASSET VALUE


The securities of each Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

Each Portfolio calculates the net asset value of a share by dividing the total value of its assets, less liabilities, by the number of shares outstanding. Shares are valued as of the close of trading on the NYSE (currently 4:00 p.m., Eastern time). Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the most recent bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recently quoted bid price. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Trust, if any, are valued at their fair value as determined in good faith by the Board of Trustees.

An example showing how to calculate the net asset value per share is included in each Portfolio's financial statements which are incorporated by reference into this Statement of Additional Information.

                     TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Taxes

For a discussion of the tax status of a VA Contract or VLI Policy, refer to the Participating Insurance Company separate account prospectus. The following is only a summary of certain income tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Code. As such, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate accounts of Participating Insurance Companies which hold its shares. Because shares of the Portfolios may be purchased only through VA Contracts and VLI Policies, it is anticipated that any income, dividends or capital gain distributions from the Portfolios are taxable, if at all, to the Participating Insurance Companies and will be exempt from current taxation of the VA Contract owner or VLI Policy owner if left to accumulate within the VA Contract or VLI Policy.

In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Portfolio must meet several other requirements. Among these requirements are the following: (i) each Portfolio must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Portfolio's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of a Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test"). For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Portfolio's principal business may, under regulations not yet issued, be excluded from qualifying income.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders.


From time to time, legislation has been proposed that would treat a redemption of shares of the Portfolios by VA Contracts and VLI Policies as a taxable transaction, and it can be expected that similar proposals may be introduced in Congress in the near future. The Trust cannot predict what proposals, if any, might be enacted or whether such proposals, if enacted, would apply retroactively to shares of the Portfolios that are issued and outstanding as of the date of enactment.


Portfolio Distributions. Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares.

Internal Revenue Service Requirements. The Portfolios intend to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax deferred status of VA Contracts and VLI Policies.

Dividends and Distributions


Each of the Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account of a Participating Insurance Company to receive distributions in cash. Participating Insurance Companies will be informed at least annually about the amount and character of distributions from the Trust for federal income tax purposes.


Withholding. In certain cases, a Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who
(i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

Investment in Foreign Financial Instruments. Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Portfolio shares.

Hedging Transactions. Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolios may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60%
long-term and 40% short-term gain or loss. However, in the case of Section
1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Portfolios may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolios of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolios (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

Each Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by certain of the Portfolios (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Portfolio will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to each Portfolio's tax status as a RIC may limit the extent to which a Portfolio will be able to engage in transactions in options and futures contracts.

State Taxes

Distributions by a Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

Miscellaneous Considerations

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Portfolio.

Section 817 Diversification Requirements

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the VA Contracts and VLI Policies (that is, the assets of the Portfolios), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a VA Contract or VLI Policy owner with respect to the increase in the value of the VA Contract or VLI Policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the VA Contracts and VLI Policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. Provided that all of the beneficial interests in the Portfolios are owned by one or more (1) insurance companies in their general account or in segregated asset accounts, or (2) fund managers in connection with the creation or management of a regulated investment company or trust, the diversification requirements of section 817 will be applied on a look-through basis to the assets held by the Portfolios, and the interests in the Portfolios will be disregarded.

The Treasury Regulations amplify the diversification standards set forth in
Section 817(h). Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer. Certain Portfolios holding Treasury securities may be able to avail themselves of an alternative diversification test provided under the Treasury Regulations.

Each Portfolio will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.


                             PERFORMANCE INFORMATION

From time to time, a Portfolio may advertise yield and/or total return. Such performance data for a Portfolio should be distinguished from the rate of return of a corresponding division of a Participating Insurance Company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. VA Contract owners and VLI Policy owners should consult their contract and policy prospectuses, respectively, for further information. The Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

The Portfolio's results will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period.


Computation of Yield

From time to time, a Portfolio may advertise yield. These figures are based on historical earnings and are not intended to indicate future performance. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment. In particular, yield is calculated according to the following formula:

Yield = 2((a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Calculation of Total Return

From time to time, a Portfolio may advertise total return. The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return is calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Total returns quoted for a Portfolio include the effect of deducting the Portfolio's expenses, but may not include charges and expenses attributable to any particular Variable Contract. Accordingly, the prospectus of the sponsoring Participating Insurance Company separate account should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of a Portfolio's performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing a Portfolio's performance to that of other mutual funds.

Based on the foregoing, the average annual total return and the aggregate total return for each of the Portfolios (other than Small Cap Growth Portfolio, which had not commenced operations prior to the close of the Trust's fiscal year) through December 31, 2000, were as follows:

------------------------------------------   --------------------------------------   -----------------------
                    Portfolio                      Average Annual Total Return
                                             --------------------------------------   Aggregate Total Return
                                                   One Year      Since Inception          Since Inception
------------------------------------------   -----------------   ------------------   -----------------------
Growth II Portfolio1                                  %                 %                          %
------------------------------------------   -----------------   ------------------   -----------------------
Large Cap Growth Portfolio(1)                         %                 %                          %
------------------------------------------   -----------------   ------------------   -----------------------
Small Cap Value Portfolio(2)                          %                 %                          %
------------------------------------------   -----------------   ------------------   -----------------------
Mid-Cap Value Portfolio(4)                            %                 %                          %
------------------------------------------   -----------------   ------------------   -----------------------
Select Value Portfolio(2)                             %                 %                          %
------------------------------------------   -----------------   ------------------   -----------------------
Technology & Communications Portfolio(1)              %                 %                          %
------------------------------------------   -----------------   ------------------   -----------------------
Select 20 Portfolio(3)                                %                 %                          %
------------------------------------------   -----------------   ------------------   -----------------------



(1) The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from May 1, 1997 (commencement of operations) through December 31, 1999.

(2) The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from October 29, 1997 (commencement of operations) through December 31, 1999.

(3) The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from September 26, 1997 (commencement of operations) through December 31, 1999.

(4) The Average Annual Total Return Since Inception and Aggregate Total Return Since Inception periods are calculated from November 30, 1998 (commencement of operations) through December 31, 1999.

Quotations of total return which are not annualized represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

Each Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. Each Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                              FINANCIAL STATEMENTS


PricewaterhouseCoopers LLP ("PWC"), located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the independent accountants for the Trust. PWC provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.

The audited financial statements for the fiscal year ended December 31, 2000 and the report of the independent accountants for that year are included in the Trust's Annual Report to Shareholders dated December 31, 2000. The Annual Report for each Portfolio (other than Small Cap Growth Portfolio), except for pages 1 through 2 thereof, is incorporated herein by reference and made a part of this document. These financial statements have been audited by PWC and have been incorporated by reference into the Statement of Additional Information in reliance on the report of PWC, independent accountants, given on the authority of that firm as experts in auditing and accounting.


                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)  Agreement and Declaration of Trust. Attached as Exhibit.

     (b)  Bylaws. Attached as Exhibit.

     (c)  Instruments Defining Rights of Security Holders.

              (1) Articles II, VI, VII and IX of the Agreement and Declaration of Trust attached as exhibit (a).

              (2)  Article IV of the Bylaws attached as Exhibit (b).

     (d)  Investment Advisory Agreement.

          (1) Form of Investment Advisory Agreement dated _________, 2001, by and between the Registrant, on behalf of each portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd. attached as Exhibit.

          (2) Form of Investment Sub-Advisory Agreement dated _________ 2001, by and between the Registrant, on behalf of the PBHG Select Value, Mid-Cap Value, and Small Cap Value Portfolios, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. attached as Exhibit.

     (e) Distribution Agreement. Form of Distribution Agreement dated __________ 2001 by and between the Registrant and PBHG Fund Distributors attached as Exhibit.

     (f)  Not Applicable

     (g)  Custodian Agreement.

          (1) Form of Custodian Agreement dated _________2001, by and between the Registrant and First Union National Bank (successor to CoreStates Bank, N.A.) incorporated herein by reference to PEA No. 4.

          (2) Form of Schedule A dated ________2001 to Custodian Agreement dated __________2001 by and between the Registrant and First Union National Bank incorporated herein by reference to PEA No. 7.

     (h)  Other Material Contracts.

          (1) Form of Transfer Agency Agreement dated _________2001, by and between the Registrant and DST Systems, Inc. incorporated by reference to PEA No. 3.

          (2) Form of Schedule A dated ________2001 to Agency Agreement dated _________2001, by and between the Registrant and DST Systems, Inc. incorporated herein by reference to PEA No. 7.

          (3) Form of Addendum dated ________2001 to Agency Agreement dated ________2001, by and between the Registrant and DST Systems, Inc. incorporated herein by reference to PEA No. 8.

          (4) Form of Administrative Services Agreement dated _______2001 by and between the Registrant and PBHG Fund Services attached as Exhibit.

          (5) Sub-Administrative Services Agreement dated January 1, 2001, by and between PBHG Fund Services and SEI Mutual Funds Services attached as Exhibit.

          (6) Form of Expense Limitation Agreement dated _______2001 between the Registrant and Pilgrim Baxter & Associates, Ltd. attached as Exhibit.

          (7) Organizational Expense Reimbursement Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 3.

     (i)  Opinion of Counsel. Attached as Exhibit.

     (j) Consent of Independent Accountants. [to be filed by subsequent amendment]

     (k)  Not Applicable

     (l) Stock Subscription Agreement dated March 6, 1997 incorporated herein by reference to PEA No. 5.

     (m)  Not Applicable

     (n)  Not Applicable

     (o)  Not Applicable

     (p)  Code of Ethics.

          (1) Code of Ethics of Registrant. Form of Code of Ethics of Registrant incorporated herein by reference to PEA No. 7.

          (2) Code of Ethics of Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 7.

          (3) Code of Ethics of Pilgrim Baxter Value Investors, Inc. Incorporated herein by reference to PEA No. 7.

          (4)  Code of Ethics of PBHG Fund Distributors. Attached as Exhibit.

     (q)  Other: Trustees' Power of Attorney. Attatched as Exhibit.

             .

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

The Agreement and Declaration of Trust of the Registrant include the following:

                                  ARTICLE VIII
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

     Section 8.1. Limitation of Liability. A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

     Section 8.2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

The Bylaws of the Registrant include the following:

                                  ARTICLE VIII
                                 INDEMNIFICATION

     Section 1. Indemnification. For the purpose of this Section 1, "Trust" includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; "proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Section 1.

          (a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

          (b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

          (c) Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person's office with the Trust.

     Section 2. Advance Payments of Indemnifiable Expenses. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or
(iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

ITEM  26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

The list required by this Item 26 of officers and directors of Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of the respective Forms ADV, filed by Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. pursuant to the Investment Advisers Act of 1940, as amended ("Advisers Act"), (SEC File Nos. 801-48872 and 801-33560, respectively).

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, PBHG Fund Distributors, acts as distributor for The PBHG Funds, Inc. and the Registrant.

The principal business address of each person named in the table below is PBHG Fund Distributors, 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087

Name                        Positions and Office with             Position and Offices with
                            Underwriter                           Registrant
-----                       -----------                           ----------
--------------------------  ------------------------------------  --------------------------------
Harold J. Baxter            Trustee                               Chairman and Trustee
--------------------------  ------------------------------------  --------------------------------
Eric C. Schneider           Trustee                               ---
--------------------------  ------------------------------------  --------------------------------
Lee T. Cummings             President                             Treasurer, Chief Financial
                                                                  Officer and Controller
--------------------------  ------------------------------------  --------------------------------
Michael T. Brophy           Chief Financial Officer and           ---
                            Chief Financial Compliance
                            Officer
--------------------------  ------------------------------------  --------------------------------
John M. Zerr                General Counsel and Secretary         Vice President and Secretary
--------------------------  ------------------------------------  --------------------------------
Amy S. Yuter                Chief Compliance Officer              ---
--------------------------  ------------------------------------  --------------------------------

c.  None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

          Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

          (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
               (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

               First Union National Bank (successor to CoreStates Bank, N.A.) 123 South Broad Street
               Philadelphia, PA 19109

          (b)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
               (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

               SEI Fund Resources
               One Freedom Valley Road
               Oaks, PA 19456

          (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

               Pilgrim Baxter & Associates, Ltd.
               1400 Liberty Ridge Drive
               Wayne, PA 19087

               Pilgrim Baxter Value Investors, Inc.
               1400 Liberty Ridge Drive
               Wayne, PA 19087


ITEM 29. MANAGEMENT SERVICES

None

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 2nd day of March, 2001.

                                   PBHG INSURANCE SERIES FUND
                                   Registrant

                                       /s/Harold J. Baxter
                                   By: _______________________
                                       Harold J. Baxter
                                       Chairman and Trustee


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons on the 21st day of February, 2001 in the capacities and on the dates indicated.

         Signature                       Title                     Date
         ---------                       -----                     ----

/s/Harold J. Baxter
________________________         Chairman and Trustee         March 2, 2001
Harold J. Baxter


          *
________________________         Trustee                      March 2, 2001
John R. Bartholdson

          *
________________________         Trustee                      March 2, 2001
Jettie M. Edwards

          *
________________________         Trustee                      March 2, 2001
Albert A. Miller

/s/Gary L. Pilgrim
________________________         President                    March 2, 2001
Gary L. Pilgrim

/s/ Lee T. Cummings
________________________         Treasurer,                   March 2, 2001
Lee T. Cummings                  Chief Financial Officer
                                 and Controller


                                /s/ John M. Zerr
                          *By ________________________
                                  John M. Zerr
                                Attorney-in-Fact

                                  Exhibit List

Exhibit Number      Description

EX-99.(a)           Agreement and Declaration of Trust

EX-99.(b)           Bylaws

EX-99.(d)1          Form of Investment Advisory Agreement

EX-99.(d)2          Form of Investment Sub-Advisory Agreement

EX-99.(e)           Form of Distribution Agreement

EX-99.(h)4          Form of Administrative Services Agreement

EX-99.(h)5          Sub-Administrative Services Agreement

EX-99.(h)6          Form of Expense Limitation Agreement

EX-99.(i)           Opinion of Counsel

EX-99.(p)4          PBHG Fund Distributors Code of Ethics

EX-99.(q)           Trustees' Power of Attorney